VALUED ADVISERS TRUST

2960 N. Meridian St., Suite 300

Indianapolis, Indiana 46208

(317) 917-7000

March 28, 2011

VIA EDGAR

U. S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Ms. Linda Stirling

Re:	Valued Advisers Trust (the “Trust”)
Angel Oak Multi-Strategy Income Fund (the “Fund”)
SEC File Numbers: 333-151672 and 811-22208

Dear Ms. Stirling:

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933, as amended, and Rule 485(b) thereunder; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, please find Post-Effective Amendment No. 29 to the Registration Statement under the Securities Act and Amendment No. 30 to the Registration Statement under the Investment Company Act of the Trust (“Amendment”).

The Amendment is being filed for the purpose of designating a new effective date for a previously filed post-effective amendment, which was filed with the Securities and Exchanges Commission on December 23, 2010.

If you have any questions concerning the foregoing, please contact John H. Lively at 913-660-0778.

Sincerely,

VALUED ADVISERS TRUST

By:	/s/ Carol J. Highsmith
Carol J. Highsmith, Vice President

CC:	John H. Lively
The Law Offices of John H. Lively & Associates
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224